Pension and other post-retirement benefits (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
PBO	SFr 16,088	SFr 15,661	SFr 13,473
ABO	15,160	15,110
Defined benefit pension plans - Switzerland | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	16,088	15,661
ABO	15,160	15,110
Fair value of plan assets	15,602	15,635
Defined benefit pension plans - Switzerland | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	0	0
ABO	0	0
Fair value of plan assets	0	0
Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,366	3,539	2,843
ABO	3,315	3,469
Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,630	1,671
ABO	1,600	1,637
Fair value of plan assets	1,152	1,187
Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,613	1,655
ABO	1,589	1,627
Fair value of plan assets	1,137	1,173
Bank | Defined benefit pension plans - International
Defined benefit plan, Disclosure
PBO	3,366	3,539	SFr 2,843
ABO	3,315	3,469
Bank | Defined benefit pension plans - International | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,630	1,671
ABO	1,600	1,637
Fair value of plan assets	1,152	1,187
Bank | Defined benefit pension plans - International | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,613	1,655
ABO	1,589	1,627
Fair value of plan assets	SFr 1,137	SFr 1,173